NOTE 10 - Loans: Schedule of Unconverted portion of Convertible loan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest Rate Unconverted Principal Loan Amount and interest
Unconverted Loan	$ 521	$ 0
Unconverted Loan, Reclassification of unconverted portion of Principal Loan Amount and interest		521
Unconverted Loan, Accrued interest recognized in Profit or loss	0	0
Unconverted Loan	0	521
Repayment of principal and interest	(521)
Interest Rate Interest up to fully repay
Unconverted Loan	10	0
Unconverted Loan, Reclassification of unconverted portion of Principal Loan Amount and interest		0
Unconverted Loan, Accrued interest recognized in Profit or loss	41	10
Unconverted Loan	0	10
Repayment of principal and interest	(51)
Interest Rate Total
Unconverted Loan	531	0
Unconverted Loan, Reclassification of unconverted portion of Principal Loan Amount and interest		521
Unconverted Loan, Accrued interest recognized in Profit or loss	41	10
Unconverted Loan	0	$ 531
Repayment of principal and interest	$ (572)